FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
	December 8, 2004	WRITER'S DIRECT LINE 414.297.5828 jboatwright@foley.com Email
VIA EDGAR		CLIENT/MATTER NUMBER 039889-0101

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	Intrepid Capital Management Funds Trust File Nos. 333-118634 and 811-21625

Ladies and Gentlemen:

        On behalf of Intrepid Capital Management Funds Trust, a Delaware statutory trust (the “Trust”), we are transmitting for filing Pre-Effective Amendment No. 2 to the Form N-1A, including the exhibits thereto, which has been marked to show the changes in the Form N-1A effected by Pre-Effective Amendment No. 1. This Pre-Effective Amendment No. 2 to the Form N-1A relates to the proposed issuance and sale of units of beneficial interest in the Trust’s sole series, Intrepid Capital Fund, and the Trust’s proposed operation as an investment company:

        Please call the undersigned at (414) 297-5828 or Richard L. Teigen at (414) 297-5660 should you have any questions regarding this filing.

Very truly yours,
/s/ Jennifer L. Boatwright
Jennifer L. Boatwright

cc:	Richard Teigen

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